Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Visual Compliance [Member]
Cash acquired	$ 170
Core Transport Technologies NZ Limited [Member]
Cash acquired	213
STEPcom [Member]
Cash acquired	2,700
BestTransport [Member]
Cash acquired	$ 507
Aljex Software, Inc. [Member]
Cash acquired		$ 193
Velocity Mail [Member]
Cash acquired
PinPoint [Member]
Cash acquired		$ 769
ShipRush [Member]
Cash acquired			$ 253
PCSTrac, Inc. [Member]
Cash acquired
MacroPoint LLC [Member]
Cash acquired			$ 2,098